SCHEDULE OF FINANCIAL INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2022 JPY (¥)
IfrsStatementLineItems [Line Items]
Revenue	$ 24,547	¥ 3,538,922	¥ 3,461,235	¥ 3,011,638
(Loss) profit for the year	341	49,225	231,602	51,221
Current assets	8,690		901,304		¥ 1,252,722
Total assets	25,485		3,406,218		3,674,064
Current liabilities	8,794		983,050		1,267,664
Total liabilities	20,066		3,019,404		2,892,775
Total equity	5,419		386,814	¥ 219,404	781,289	¥ 186,451
Music Circus Co Ltd [member]
IfrsStatementLineItems [Line Items]
Revenue	2,415	358,405
(Loss) profit for the year	235	¥ 34,909	(2,653)
Current assets	689		8,329		99,282
Total assets	689		8,329		99,282
Current liabilities	396		982		57,026
Total liabilities	396		982		57,026
Total equity	$ 293		¥ 7,347		¥ 42,256